Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating and Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) reinsurer	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Ceded Credit Risk [Line Items]
Total, before allowance	$ 424.0
Less: Allowance	(0.4)	$ (418.2)	$ 0.0
Total Reinsurance recoverable	423.6
Net reinsurance recoverable	$ (423.6)		$ (418.2)
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total, before allowance	$ 328.7
Less: Allowance	0.0
Total Reinsurance recoverable	328.7
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total, before allowance	2.3
Less: Allowance	0.0
Total Reinsurance recoverable	2.3
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total, before allowance	92.7
Less: Allowance	0.0
Total Reinsurance recoverable	92.7
Ceded paid losses
Ceded Credit Risk [Line Items]
Total, before allowance	0.3
Less: Allowance	(0.4)
Total Reinsurance recoverable	(0.1)
John Hancock, The Hartford and Sun Life
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	(422.6)
A++ or A+
Ceded Credit Risk [Line Items]
Total, before allowance	418.9
A++ or A+ | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total, before allowance	323.4
A++ or A+ | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total, before allowance	2.3
A++ or A+ | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total, before allowance	92.7
A++ or A+ | Ceded paid losses
Ceded Credit Risk [Line Items]
Total, before allowance	0.5
B++ or B+
Ceded Credit Risk [Line Items]
Total, before allowance	5.3
B++ or B+ | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total, before allowance	5.3
B++ or B+ | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
B++ or B+ | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
B++ or B+ | Ceded paid losses
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
Not Rated
Ceded Credit Risk [Line Items]
Total, before allowance	(0.2)
Not Rated | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
Not Rated | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
Not Rated | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total, before allowance	0.0
Not Rated | Ceded paid losses
Ceded Credit Risk [Line Items]
Total, before allowance	$ (0.2)